FINANCIAL INSTRUMENTS (Details Narrative) $ / shares in Units, $ in Thousands, $ in Millions	12 Months Ended
	Dec. 31, 2021 USD ($) $ / shares	Dec. 31, 2020 USD ($) $ / shares	Dec. 31, 2019 USD ($) $ / shares	Dec. 31, 2020 MXN ($)
Disclosure of detailed information about financial instruments [line items]
Contracts for the purchase		$ 800		$ 16
Average exchange rate | $ / shares		$ 20.45
Unrealized loss on currency hedges	$ 21	$ 426	$ 119
Increased/(decreased) net income	$ 193
Commodity price risk [member]
Disclosure of detailed information about financial instruments [line items]
Average exchange rate | $ / shares	$ 25.06	$ 20.40	$ 16.20
Increased/(decreased) net income	$ 4,502
Forward Foreign Exchange Contracts [Member]
Disclosure of detailed information about financial instruments [line items]
Unrealized loss on currency hedges		$ 21	$ 432